Schedule of Investments ─ IQ Ultra Short Duration ETF

July 31, 2022 (unaudited)

	Principal Amount	Value
Long - Term Bonds 88.3%

Commercial Asset-Backed Securities — 14.5%

Asset Backed Securities — 14.5%
522 Funding CLO 2019-4 Ltd., (Cayman Islands)
Series 2019-4A BR, 4.310%, (3-Month LIBOR + 1.60%), due 4/20/30(a)	$1,000,000	$961,801
Avis Budget Rental Car Funding AESOP LLC
Series 2017-2A A, 2.970%, due 3/20/24	1,500,000	1,493,954
Series 2018-1A A, 3.700%, due 9/20/24	1,450,000	1,446,324
Canyon CLO 2020-1 Ltd., (Cayman Islands)
Series 2020-1A BR, 4.212%, (3-Month LIBOR + 1.70%), due 7/15/34(a)	410,000	388,261
Cook Park CLO Ltd.
Series 2018-1A B, 4.140%, (3-Month LIBOR + 1.40%), due 4/17/30(a)	1,000,000	953,264
Ford Credit Floorplan Master Owner Trust A
Series 2019-2 A, 3.060%, due 4/15/26	1,400,000	1,384,262
Galaxy XIX CLO Ltd., (Cayman Islands)
Series 2015-19A A2RR, 4.183%, (3-Month LIBOR + 1.40%), due 7/24/30(a)	1,000,000	953,573
Neuberger Berman Loan Advisers CLO 32 Ltd., (Cayman Islands)
Series 2019-32A BR, 4.138%, (3-Month LIBOR + 1.40%), due 1/20/32(a)	1,000,000	951,067
Oak Hill Credit Partners, (Cayman Islands)
Series 2021-8A A, 3.930%, (3-Month LIBOR + 1.19%), due 1/18/34(a)	750,000	733,325
Octagon Investment Partners 31 LLC, (Cayman Islands)
Series 2017-1A B1R, 4.210%, (3-Month LIBOR + 1.50%), due 7/20/30(a)	1,000,000	956,968
Octagon Investment Partners 51 Ltd., (Cayman Islands)
Series 2021-1A A, 3.860%, (3-Month LIBOR + 1.15%), due 7/20/34(a)	1,000,000	967,953
Palmer Square CLO 2021-2 Ltd., (Cayman Islands)
Series 2021-2A A, 3.662%, (3-Month LIBOR + 1.15%), due 7/15/34(a)	1,000,000	972,024
Park Avenue Institutional Advisers CLO Ltd. 2018-1, (Cayman Islands)
Series 2018-1A A2R, 4.310%, (3-Month LIBOR + 1.60%), due 10/20/31(a)	700,000	665,166
Romark CLO IV Ltd., (Cayman Islands)
Series 2021-4A A1, 3.598%, (3-Month LIBOR + 1.17%), due 7/10/34(a)	1,000,000	972,751
Sixth Street CLO XVII Ltd., (Cayman Islands)
Series 2021-17A A, 3.950%, (3-Month LIBOR + 1.24%), due 1/20/34(a)	1,000,000	979,318
TICP CLO XV Ltd., (Cayman Islands)
Series 2020-15A A, 3.990%, (3-Month LIBOR + 1.28%), due 4/20/33(a)	1,000,000	983,838
TRESTLES CLO II Ltd., (Cayman Islands)
Series 2018-2A A2, 4.453%, (3-Month LIBOR + 1.67%), due 7/25/31(a)	275,000	264,187
Wellfleet CLO 2021-2 Ltd., (Cayman Islands)
Series 2021-2A A1, 3.712%, (3-Month LIBOR + 1.20%), due 7/15/34(a)	933,333	908,158
		16,936,194
Total Commercial Asset-Backed Securities
(Cost $17,389,523)		16,936,194

Commercial Mortgage-Backed Securities — 5.5%

Mortgage Securities — 5.5%
BFLD Trust
Series 2021-FPM A, 3.600%, (1-Month LIBOR + 1.60%), due 6/15/38(a)	1,000,000	965,174
BPR Trust 2022-OANA
Series 2022-OANA A, 3.857%, (SOFR + 1.90%), due 4/15/37(a)	500,000	489,172
COMM 2013-SFS Mortgage Trust
Series 2013-SFS A2, 2.987%, due 4/12/35(a) (b)	1,850,000	1,820,648
GS Mortgage Securities Corp. II
Series 2012-BWTR A, 2.954%, due 11/5/34	1,250,000	1,240,742
Houston Galleria Mall Trust 2015-HGLR
Series 2015-HGLR A1A1, 3.087%, due 3/5/37	1,000,000	958,179
Queens Center Mortgage Trust 2013-QC
Series 2013-QCA A, 3.275%, due 1/11/37	1,000,000	962,396
		6,436,311
Total Commercial Mortgage-Backed Securities
(Cost $6,718,787)		6,436,311

Corporate Bonds — 30.1%

Basic Materials — 0.3%
International Flavors & Fragrances, Inc.
1.230%, due 10/1/25	365,000	333,552

Communications — 3.3%
T-Mobile USA, Inc.
1.500%, due 2/15/26	1,680,000	1,548,155
Verizon Communications, Inc.
2.717%, (SOFR + 0.79%), due 3/20/26(a)	2,355,000	2,308,840
		3,856,995
Consumer, Cyclical — 2.5%
Ford Motor Credit Co. LLC
3.664%, due 9/8/24	325,000	314,949
General Motors Financial Co., Inc.
1.050%, due 3/8/24	710,000	676,840
Hyundai Capital America
1.300%, due 1/8/26	2,095,000	1,885,299
		2,877,088
Consumer, Non-cyclical — 3.7%
Avery Dennison Corp.
0.850%, due 8/15/24	1,940,000	1,830,739
Global Payments, Inc.
1.500%, due 11/15/24	780,000	733,382
Laboratory Corp. of America Holdings
3.250%, due 9/1/24	780,000	774,393
Mondelez International, Inc.
2.125%, due 3/17/24	650,000	637,279

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Consumer, Non-cyclical (continued)
PayPal Holdings, Inc.
3.900%, due 6/1/27	$280,000	$285,432
		4,261,225
Energy — 0.3%
Valero Energy Corp.
2.850%, due 4/15/25	325,000	315,993

Financial — 10.0%
Air Lease Corp.
0.800%, due 8/18/24	1,310,000	1,212,591
Aircastle Ltd.
2.850%, due 1/26/28	485,000	406,379
American Express Co.
3.375%, due 5/3/24	1,310,000	1,307,862
Bank of America Corp.
4.200%, due 8/26/24	1,220,000	1,232,134
4.827%, (SOFR + 1.75%), due 7/22/26(a)	645,000	655,332
Capital One Financial Corp.
4.166%, (SOFR + 1.37%), due 5/9/25(a)	870,000	862,692
Citigroup, Inc.
3.010%, (3-Month LIBOR + 1.43%), due 9/1/23(a)	1,545,000	1,544,413
Corebridge Financial, Inc.
3.500%, due 4/4/25	1,050,000	1,026,917
Huntington National Bank (The)
4.008%, (SOFR + 1.21%), due 5/16/25(a)	675,000	675,777
JPMorgan Chase & Co.
3.845%, (SOFR + 0.98%), due 6/14/25(a)	870,000	867,544
Morgan Stanley
3.620%, (SOFR + 1.16%), due 4/17/25(a)	1,460,000	1,446,656
4.679%, (SOFR + 1.67%), due 7/17/26(a)	475,000	482,846
		11,721,143
Industrial — 1.5%
Boeing Co. (The)
1.167%, due 2/4/23	650,000	641,833
1.950%, due 2/1/24	1,185,000	1,152,495
		1,794,328
Utilities — 8.5%
American Electric Power Co., Inc.
2.031%, due 3/15/24	225,000	218,897
CenterPoint Energy, Inc.
1.989%, (SOFR + 0.65%), due 5/13/24(a)	1,725,000	1,686,806
Entergy Louisiana LLC
0.620%, due 11/17/23	514,000	498,140
Eversource Energy
Series T, 1.595%, (SOFR + 0.25%), due 8/15/23(a)	2,250,000	2,232,959
OGE Energy Corp.
0.703%, due 5/26/23	2,000,000	1,945,295
Pacific Gas and Electric Co.
4.200%, due 3/1/29	453,000	412,918
Sempra Energy
3.300%, due 4/1/25	400,000	395,532
Southern California Edison Co.
1.100%, due 4/1/24	1,875,000	1,797,161
Virginia Electric and Power Co.
Series B, 3.750%, due 5/15/27	690,000	699,288
		9,886,996
Total Corporate Bonds
(Cost $36,245,255)		35,047,320

Foreign Bonds — 8.1%

Consumer, Cyclical — 1.0%
Volkswagen Group of America Finance LLC, (Germany)
1.250%, due 11/24/25	1,290,000	1,171,279

Financial — 5.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
1.650%, due 10/29/24	1,310,000	1,217,028
Antares Holdings LP, (Canada)
3.950%, due 7/15/26	975,000	860,215
Credit Agricole SA/London, (France)
1.907%, (SOFR + 1.68%), due 6/16/26(a)	1,050,000	970,536
HSBC Holdings PLC, (United Kingdom)
4.250%, due 8/18/25	1,300,000	1,291,610
Lloyds Banking Group PLC, (United Kingdom)
0.695%, (CMT + 0.55%), due 5/11/24(a)	1,300,000	1,262,615
NatWest Markets PLC, (United Kingdom)
0.800%, due 8/12/24	800,000	745,913
Standard Chartered PLC, (United Kingdom)
0.991%, (CMT + 0.78%), due 1/12/25(a)	550,000	520,704
		6,868,621
Government — 1.2%
International Bank for Reconstruction & Development, (Supranational)
Series GDIF, 0.850%, due 2/10/27	1,500,000	1,370,813

Total Foreign Bonds
(Cost $10,102,173)		9,410,713

U.S. Treasury Notes — 22.5%
U.S. Treasury Note, 2.500%, due 5/31/24	5,500,000	5,457,891
U.S. Treasury Note, 2.875%, due 5/15/32	5,375,000	5,471,582
U.S. Treasury Note, 3.000%, due 6/30/24	10,000,000	10,014,453
U.S. Treasury Note, 3.000%, due 7/15/25	4,920,000	4,944,600
U.S. Treasury Note, 3.250%, due 6/30/27	320,000	328,000
		26,216,526
Total U.S. Treasury Notes
(Cost $26,023,816)		26,216,526

United States Government Agency & Obligation — 1.7%

Government — 1.7%
Federal Home Loan Bank Discount Notes
0.000%, due 3/27/23(c)
(Cost $1,964,610)	2,000,000	1,963,350

United States Government Agency Mortgage-Backed Securities — 5.9%

Mortgage Securities — 5.9%
Federal National Mortgage Association
4.000%, due 8/15/37	1,400,000	1,423,242
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2020-K108, 1.690%, due 3/25/30(a) (b)	7,356,425	766,516
Series 2020-K119, 0.931%, due 9/25/30(a) (b)	14,940,726	900,192
Series 2020-K122, 0.882%, due 11/25/30(a) (b)	17,648,195	1,017,468

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
United States Government Agency Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Series 2021-K124, 0.721%, due 12/25/30(a) (b)	$9,482,589	$458,780
Series 2021-K130, 1.037%, due 6/25/31(a) (b)	7,330,066	538,341
Government National Mortgage Association
4.500%, due 8/15/52	1,700,000	1,732,606
		6,837,145
Total United States Government Agency Mortgage-Backed Securities
(Cost $7,174,514)		6,837,145

Short-Term Investment — 12.1%

Commercial Papers — 2.5%

Financial — 2.5%
Barclays Capital
0.000%, due 4/3/23(c)	1,000,000	975,870
Westpac BKG Co.
0.000%, due 3/20/23(c)	2,000,000	1,955,040
		2,930,910
Total Commercial Papers
(Cost $2,957,715)		2,930,910

	Shares	Value
Money Market Fund — 9.6%

BlackRock Liquidity T-Fund, 1.76%(d)
(Cost $11,214,091)	11,214,091	11,214,091

Total Investments — 100.4%
(Cost $119,790,484)		116,992,560
Other Assets and Liabilities, Net — (0.4)%		(527,975)
Net Assets — 100.0%		$116,464,585

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2022.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Reflects the 7-day yield at July 31, 2022.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
LIBOR	- London InterBank Offered Rate
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2022 (unaudited)

Open futures contracts outstanding at July 31, 2022:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2022	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	RBC Capital Markets	September 2022	(15)	$(1,804,235)	$(1,817,109)	$(12,874)
U.S. 10 Year Ultra Note	RBC Capital Markets	September 2022	(32)	(4,087,344)	(4,200,000)	(112,656)
U.S. 2 Year Note (CBT)	RBC Capital Markets	September 2022	(128)	(26,900,589)	(26,939,000)	(38,411)
U.S. 5 Year Note (CBT)	RBC Capital Markets	September 2022	(148)	(16,793,393)	(16,831,531)	(38,138)
						$(202,079)

CBT — Chicago Board of Trade
Cash posted as collateral to broker for futures contracts was $456,600 at July 31, 2022.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Commercial Asset-Backed Securities	$–	$16,936,194	$–	$16,936,194
Commercial Mortgage-Backed Securities	–	6,436,311	–	6,436,311
Corporate Bonds	–	35,047,320	–	35,047,320
Foreign Bonds	–	9,410,713	–	9,410,713
U.S. Treasury Notes	–	26,216,526	–	26,216,526
United States Government Agency & Obligation	–	1,963,350	–	1,963,350
United States Government Agency Mortgage-Backed Securities	–	6,837,145	–	6,837,145
Short-Term Investment:
Commercial Papers	–	2,930,910	–	2,930,910
Money Market Fund	11,214,091	–	–	11,214,091
Total Investments in Securities	$11,214,091	$105,778,469	$–	$116,992,560
Liability Valuation Inputs
Other Financial Instruments:(f)
Futures Contracts	$(202,079)	$–	$–	$(202,079)

(e)	For a complete listing of investments and their industries, see the Schedule of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.